21. Income tax and social contribution (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax And Social Contribution
Income before income tax and social contribution		R$ 760	R$ 1,569	R$ 619
Income tax and social contribution expense at the nominal rate	[1]	(323)	(532)	(231)
Tax penalties		(18)	(22)	(25)
Share of profit of associates		(2)	15	(10)
Interest on own capital		80	93	16
Tax benefits		19	15
Other permanent differences		(28)	18	(12)
Effective income tax and social contribution expense		(272)	(413)	(262)
Income tax and social contribution expense for the year:
Current		(96)	(347)	(171)
Deferred		(176)	(66)	(91)
Income tax and social contribution expense		R$ (272)	R$ (413)	R$ (262)
Effective rate		35.79%	26.32%	42.33%

[1]	The nominal rate is 34% for subsidiaries located in Brazil, 33% for subsidiaries based in Colombia, 25% for subsidiaries based in Uruguay and 30% for subsidiaries based in Argentina. The Company does not pay social contribution based on a final favorable court decision in the past; therefore, its nominal rate is 25%.